STOCK-BASED COMPENSATION (Summary Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	31.00%	30.00%	28.00%
Risk free interest rate	1.52%	1.33%	2.47%
Expected life of option from grant date, in years	8 years	8 years	8 years